NON-CONTROLLING INTEREST (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Loss Allocated To Non-controlling Interest Based On Ownership Interest		99.99%	0.00%	0.00%
Non-controlling Interest, Amount		$ 1,499,851	$ 0	$ 0
Flying Nickel [member]
Statement [Line Items]
Equity Related Attributable To Non-controlling Interest		99.99%
Non-controlling Interest, Amount		$ 1,499,851	$ 0	$ 0
Offering Gross Proceeds	$ 8,600,000
Offering Sold, Shares	10,094,033
Subscription Receipts Price, Per Share	$ 0.70
Flow-through Eligible Subscription Receipts	$ 1,992,437
Flow-through Subscription Receipt, Per Share	$ 0.77
Warrant Share Price, Per Share		$ 1.00
Cash Commission To Agents		$ 610,019
Issue Share Purchase Warrants As An Agents' Fee		803,684
Issue Warrants Fair Value		$ 252,680
Flow-through Escrow Upon Converting An Aggregate, Shares		1,992,437
Flow-through Subscription Receipts, Shares		1,992,437
Flow-through Price, Per Share		$ 0.77
Gross Proceeds Released From Escrow Upon Converting		$ 1,534,176
Flow-through Liability		139,471
Share Issuance Costs		37,586
Warrants Issuable Of Equity Attributable To Non-controlling Interest		215,094
Net Of Cash Deferred Transaction Costs		500,071
Remaining Gross Receipts		$ 7,065,823
Flying Nickel [member] | Black Scholes Option Pricing Model [member]
Statement [Line Items]
Risk-free Interest Rate		0.96%
Expected Life		two years
Expected Volatility		83.00%
Dividend Yield		$ 0